EARNINGS PER ORDINARY SHARE	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 23. EARNINGS PER ORDINARY SHARE

	For the years ended September 30,
	2013	2012	2011
Numerator used in basic net income per share:
Net loss	$(5,133,000)	$(8,988,000)	$(1,037,000)
Shares
Weighted average number of ordinary shares outstanding	1,405,000	1,405,000	1,405,000
Weighted average number of ordinary shares outstanding used in computing diluted earnings per ordinary share	1,405,000	1,405,000	1,405,000

Loss per ordinary share- basic and diluted	$(3.65)	$(6.40)	$(0.74)

As of September 30, 2013, the Company had zero restricted shares and 10,000 outstanding options that could potentially dilute basic income per share in the future, but which were excluded in the computation of diluted income per share in the periods presented, as their effect would have been anti-dilutive since the grant price of these restricted shares and the exercise price of these option were higher than the average market price during period presented.